UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.

                        THE ADVISORS' INNER CIRCLE FUND




                      HAVERFORD QUALITY GROWTH STOCK FUND

ANNUAL REPORT                                                   OCTOBER 31, 2006
--------------------------------------------------------------------------------









                                 --------------
                                    HAVERFORD
                                 --------------







                                        INVESTMENT ADVISER:

                                        HAVERFORD INVESTMENT MANAGEMENT, INC.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                                OCTOBER 31, 2006
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter .....................................................     1

Schedule of Investments ..................................................     4

Statement of Assets & Liabilities ........................................     6

Statement of Operations ..................................................     7

Statement of Changes in Net Assets .......................................     8

Financial Highlights .....................................................     9

Notes to Financial Statements ............................................    10

Report of Independent Registered Public Accounting Firm ..................    16

Disclosure of Fund Expenses ..............................................    18

Trustees and Officers of The Advisors' Inner Circle Fund .................    20

Notice to Shareholders ...................................................    28
--------------------------------------------------------------------------------




The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-301-7212; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                                OCTOBER 31, 2006
--------------------------------------------------------------------------------

Dear Client:

For the fiscal year ended October 31, 2006, your Fund has returned 10.64% versus 10.84% for the Russell 1000 Growth Index and 16.34% for the S&P 500 Index. Over the last four months of the fiscal year (July through October), your Fund returned 9.42% versus 7.59% for the Russell 1000 Growth Index and 9.11% for the S&P 500 Index. In fact, as large cap quality growth stocks have come back into favor, your Fund's return for the three month period ending October 31, 2006 is 8.98% versus the average for the Lipper Large-Cap Core Funds category return of 7.98%.

The headwinds of rising interest rates, high oil prices, and geopolitical tension, which muted equity returns in 2005 and into the first half of 2006 have dissipated, resulting in strong returns in the past four months led by large cap quality growth stocks. During this stretch, the Dow Jones Industrial Average has made new all-time highs crossing the 12,000 mark, while the S&P 500 is not far off of its previous peak. The tech heavy NASDAQ is still off 40% from its former highs. In early August, the Fed took care of the biggest headwind ending its campaign of 17 consecutive one quarter point rate hikes. Oil peaked in July at nearly $80 a barrel and has since corrected 25 percent, while tensions in the middle East has subsided somewhat. These curtailed headwinds have the potential to turn into tailwinds leading to higher stock prices for 2007.

The economy is transitioning to slower more moderate levels of growth after three years of rapid growth. As this transition occurs, corporate profits, which have grown at a double digit rate for a record 15 consecutive quarters, are expected to slow to the single digit level. It is important to point out that this is a favorable environment for your Fund, because we have structured a diversified portfolio of companies that can deliver double digit earnings growth throughout the economic cycle. Furthermore, large cap quality growth stocks remain attractively priced, selling at a market multiple when they normally sell at a 20-30% premium.

Thank you for your trust and confidence.

Sincerely,

/s/ Henry B. Smith

Henry B. Smith
Chief Investment Officer
Haverford Investment Management

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

AS OF OCTOBER 31, 2006, THE AVERAGE ANNUAL RETURNS FOR THE FUND WERE: 1 YEAR 10.64% AND SINCE INCEPTION (JUNE 30, 2004) 4.91%.

LIPPER, A REUTERS COMPANY, PROVIDES RESEARCH AND ANALYSIS COVERING MORE THAN 130,000 MUTUAL FUNDS, HEDGE FUNDS AND OTHER COLLECTIVE INVESTMENTS WORLDWIDE.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                                OCTOBER 31, 2006
--------------------------------------------------------------------------------

                        DEFINITION OF COMPARATIVE INDICES
                        ---------------------------------
THE RUSSELL 1000 GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

THE S&P 500 INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times the number of shares outstanding), with each stock's weight in the index proportionate to its market value.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                                OCTOBER 31, 2006
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HAVERFORD QUALITY GROWTH STOCK FUND VERSUS THE S&P 500 INDEX.

----------------------------------
 AVERAGE ANNUAL TOTAL RETURN(1)
FOR PERIOD ENDED OCTOBER 31, 2006
----------------------------------
                     Annualized
      One Year      Inception to
       Return           Date
----------------------------------
       10.64%           4.91%
----------------------------------

[LINE GRAPH OMITTED]
PLOT POINTS FOLLOW:

         Haverford Quality
         Growth Stock Fund   S&P 500 Index
6/30/04      10,000             10,000
Oct 04        9,760              9,963
Oct 05       10,109             10,831
Oct 06       11,183             12,601


(1) The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. If the Adviser had not limited certain expenses, the Fund's total return would have been lower. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index 13000 returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
(2) The Haverford Quality Growth Stock Fund commenced operations on June 30, 2004. 12000
(3) See definition of comparative indices on page 2.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                                OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+:
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

20.8%   Health Care
19.9%   Financial Services
18.3%   Consumer Staples
12.8%   Consumer Discretionary
12.1%   Information Services
10.3%   Industrial
 4.9%   Energy
 0.9%   Cash Equivalent

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 99.2%
--------------------------------------------------------------------------------

                                                                     SHARES         VALUE
                                                                   ----------    -----------
CONSUMER DISCRETIONARY -- 12.8%
     Home Depot ...............................................        19,475    $   727,002
     Johnson Controls .........................................         5,475        446,431
     Lowe's ...................................................        23,850        718,839
     McGraw-Hill ..............................................         5,750        368,978
     Target ...................................................         7,475        442,370
                                                                                 -----------
                                                                                   2,703,620
                                                                                 -----------
CONSUMER STAPLES -- 18.3%
     Coca-Cola ................................................         5,775        269,808
     Colgate-Palmolive ........................................        10,425        666,887
     PepsiCo ..................................................        13,100        831,064
     Procter & Gamble .........................................         9,325        591,112
     Sysco ....................................................        21,025        735,454
     Wal-Mart Stores ..........................................        15,650        771,232
                                                                                 -----------
                                                                                   3,865,557
                                                                                 -----------
ENERGY -- 4.9%
     Exxon Mobil ..............................................        14,625      1,044,518
                                                                                - ----------
FINANCIAL SERVICES -- 19.9%
     Aflac ....................................................        13,150        590,698
     American Express .........................................         8,275        478,378
     American International Group .............................        14,900      1,000,833
     Citigroup ................................................        16,675        836,418
     SLM ......................................................        13,600        662,048
     Wells Fargo ..............................................        17,450        633,260
                                                                                 -----------
                                                                                   4,201,635
                                                                                 -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                        4


THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                                OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                                     SHARES         VALUE
                                                                   ----------    -----------
HEALTH CARE -- 20.8%
    Abbott Laboratories .......................................        11,875    $   564,181
    Becton Dickinson ..........................................         7,150        500,715
    Biomet ....................................................        12,775        483,406
    Johnson & Johnson .........................................        15,225      1,026,165
    Medtronic .................................................        15,975        777,663
    Novartis ADR ..............................................        17,200      1,044,556
                                                                                 -----------
                                                                                   4,396,686
                                                                                 -----------
INDUSTRIAL -- 10.3%
    3M ........................................................         6,925        545,967
    General Electric ..........................................        24,525        861,073
    United Parcel Service, Cl B ...............................        10,200        768,570
                                                                                 -----------
                                                                                   2,175,610
                                                                                 -----------
INFORMATION SERVICES -- 12.2%
    Automatic Data Processing .................................        11,400        563,616
    Intel .....................................................        46,000        981,640
    Microsoft .................................................        35,575      1,021,358
                                                                                 -----------
                                                                                   2,566,614
                                                                                 -----------
    Total Common Stock
       (Cost $18,863,527) .....................................                   20,954,240
                                                                                 -----------
--------------------------------------------------------------------------------------------
CASH EQUIVALENT (A) -- 0.9%
--------------------------------------------------------------------------------------------
    SEI Daily Income Trust, Prime Obligation Fund, Cl A, 5.290%
        (Cost $192,081) .......................................       192,081        192,081
                                                                                 -----------
    Total Investments -- 100.1%
        (Cost $19,055,608) ....................................                  $21,146,321
                                                                                 ===========

    PERCENTAGES ARE BASED ON NET ASSETS OF $21,128,280.
(A) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2006. ADR AMERICAN DEPOSITARY RECEIPT
CL  CLASS




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                                OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
Investments at Value (Cost $19,055,608) .......................      $21,146,321
Dividends Receivable ..........................................           15,243
Receivable due from Investment Adviser ........................           12,331
Prepaid Expenses ..............................................            2,001
Receivable for Capital Shares Sold ............................            1,190
                                                                     -----------
  TOTAL ASSETS ................................................       21,177,086
                                                                     -----------
LIABILITIES:
Payable due to Administrator ..................................            8,493
Payable due to Trustees .......................................            2,287
Chief Compliance Officer Fees Payable .........................              827
Other Accrued Expenses ........................................           37,199
                                                                     -----------
  TOTAL LIABILITIES ...........................................           48,806
                                                                     -----------
NET ASSETS ....................................................      $21,128,280
                                                                     ===========
NET ASSETS CONSIST OF:
Paid-in-Capital ...............................................      $18,844,100
Undistributed Net Investment Income ...........................            1,647
Accumulated Net Realized Gain on Investments ..................          191,820
Net Unrealized Appreciation on Investments ....................        2,090,713
                                                                     -----------
NET ASSETS ....................................................      $21,128,280
                                                                     ===========
Outstanding Shares of Beneficial Interest
  (unlimited authorization - no par value) ....................        1,931,570
                                                                     -----------
NET ASSET VALUE, Offering and Redemption Price Per Share ......      $     10.94
                                                                     ===========




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                              FOR THE YEAR ENDED
                                                                OCTOBER 31, 2006
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $1,580) .........        $  363,759
                                                                     ----------
  TOTAL INCOME ..............................................           363,759
                                                                     ----------
EXPENSES
Investment Advisory Fees ....................................           112,756
Administration Fees .........................................           100,000
Chief Compliance Officer Fees ...............................             6,849
Trustees' Fees ..............................................             5,725
Transfer Agent Fees .........................................            69,563
Professional Fees ...........................................            50,651
Printing Fees ...............................................            21,481
Registration and Filing Fees ................................             6,329
Custodian Fees ..............................................             3,091
Other Expenses ..............................................             4,559
                                                                     ----------
  TOTAL EXPENSES ............................................           381,004
Less:
  Waiver of Investment Advisory Fees ........................          (112,756)
  Reimbursement of Other Operating Expenses .................           (76,519)
  Fees Paid Indirectly (Note 4) .............................            (3,800)
                                                                     ----------
  NET EXPENSES ..............................................           187,929
                                                                     ----------
NET INVESTMENT INCOME .......................................           175,830
                                                                     ----------
NET REALIZED GAIN ON INVESTMENTS ............................           279,814
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS ........         1,496,380
                                                                     ----------
NET GAIN ON INVESTMENTS .....................................         1,776,194
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........        $1,952,024
                                                                     ==========




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                              YEAR             YEAR
                                                             ENDED            ENDED
                                                          OCTOBER 31,      OCTOBER 31,
                                                              2006             2005
                                                          ------------     ------------
OPERATIONS:
  Net Investment Income ..............................    $    175,830      $   203,794
  Net Realized Gain (Loss) on Investments ............         279,814          (65,519)
  Net Change in Unrealized Appreciation on Investments       1,496,380          345,265
                                                          ------------      -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       1,952,024          483,540
                                                          ------------      -----------
DIVIDENDS:
  Net Investment Income ..............................        (174,863)        (208,608)
                                                          ------------      -----------
CAPITAL SHARE TRANSACTIONS:
  Issued .............................................       8,642,306        9,073,533
  Reinvestment of Distributions ......................         165,314          206,476
  Redeemed ...........................................     (11,877,038)        (387,611)
                                                          ------------      -----------
  NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
     SHARE TRANSACTIONS ..............................      (3,069,418)       8,892,398
                                                          ------------      -----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS ............      (1,292,257)       9,167,330
NET ASSETS:
  Beginning of Year ..................................      22,420,537       13,253,207
                                                          ------------      -----------
  End of Year (Including Undistributed Net Investment
     Income of $1,647 and $680, respectively) ........    $ 21,128,280      $22,420,537
                                                          ============      ===========
SHARE TRANSACTIONS:
  Issued .............................................         839,566          906,074
  Reinvestment of Distributions ......................          16,043           20,485
  Redeemed ...........................................      (1,170,535)         (38,825)
                                                          ------------      -----------
  NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ..............................        (314,926)         887,734
                                                          ============      ===========



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR            YEAR            JUNE 30,
                                              ENDED           ENDED          2004* TO
                                           OCTOBER 31,     OCTOBER 31,       OCTOBER 31,
                                               2006            2005             2004
                                           -----------     -----------      -----------
Net Asset Value, Beginning of Period ....    $  9.98        $  9.75           $ 10.00
                                             -------        -------           -------
Income (Loss) from Investment Operations:
  Net Investment Income .................       0.10(1)        0.11(1)(3)        0.04(1)
Net Realized and Unrealized Gain (Loss) .       0.96           0.24             (0.28)(2)
                                             -------        -------           -------
Total from Investment Operations ........       1.06           0.35             (0.24)
                                             -------        -------           -------
Dividends:
  Net Investment Income .................      (0.10)         (0.12)            (0.01)
                                             -------        -------           -------
  Total Dividends .......................      (0.10)         (0.12)            (0.01)
                                             -------        -------           -------
Net Asset Value, End of Period ..........    $ 10.94        $  9.98           $  9.75
                                             =======        =======           =======
  TOTAL RETURN+ .........................      10.64%          3.57%            (2.40)%
                                             =======        =======           =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ...    $21,128        $22,421           $13,253
Ratio of Expenses to Average Net Assets .       1.00%          1.00%             1.00%**
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly) ......       1.02%          1.00%             1.00%**
Ratio of Expenses to Average Net Assets
(Excluding Waivers, Reimbursements and
  Fees Paid Indirectly) .................       2.03%          2.11%            14.09%**
Ratio of Net Investment Income
  to Average Net Assets .................       0.94%          1.10%(3)          1.10%**
Portfolio Turnover Rate .................         48%            13%                3%

   *  COMMENCEMENT OF OPERATIONS.

  **  ANNUALIZED.

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CER- TAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1)   PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

(2) THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET GAINS ON INVESTMENTS FOR THE PERIOD BECAUSE OF THE INITIAL LOW LEVEL OF AVERAGE NET ASSETS ASSOCIATED WITH COMMENCEMENT OF OPERATIONS.

(3) NET INVESTMENT INCOME PER SHARE AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS INCLUDE $0.03 AND 0.32%, RESPECTIVELY, RESULTING FROM AN EXTRAORDINARY DIVIDEND FROM MICROSOFT IN NOVEMBER 2004.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                                OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS'INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the Haverford Quality Growth Stock Fund (the "Fund"). The investment objective of the Fund is long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in common stocks of U.S. companies with market capitalizations of more than $10 billion. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

The Fund commenced operations on June 30, 2004.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                                OCTOBER 31, 2006
--------------------------------------------------------------------------------

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2006, there were no fair valued securities.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

      EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund will distribute substantially all of its net investment income, if any, quarterly. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                                OCTOBER 31, 2006
--------------------------------------------------------------------------------

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $100,000 for the Fund, plus $15,000 for each additional class created, or 0.12% of the first $250 million, 0.10% of the next $250 million, and 0.08% of any amount above $500 million of the Fund's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

During the year ended October 31, 2006, the Fund earned cash management credits of $3,800, which were used to offset transfer agent expenses. This amount is labeled "Fees Paid Indirectly" on the Statement of Operations.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

U.S. Bank, N.A. acts as the custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Haverford Investment Management, Inc. (the "Adviser"), provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.60% of the Fund's average daily net assets. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 1.00% of the Fund's average daily net assets.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2006, the Fund made purchases of $8,914,347 and sales of $11,568,186 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                                OCTOBER 31, 2006
--------------------------------------------------------------------------------

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income(loss) and net realized gain(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income(loss), accumulated net realized gain(loss) or paid-in capital as appropriate, in the period that the differences arise. There were no permanent differences for the year ended October 31, 2006.

The tax character of dividends and distributions paid during the years ending October 31, 2006 and 2005, was as follows:

                                   ORDINARY
                                    INCOME         TOTAL
                                  ----------    ----------
   2006                            $174,863      $174,863
   2005                             208,608       208,608

As of October 31, 2006, the components of Distributable Earnings on a tax basis were as follows:

   Undistributed Ordinary Income                    $    1,647
   Undistributed Long-Term Capital Gain                278,320
   Unrealized Appreciation                           2,004,213
                                                    ----------
   Total Distributable Earnings                     $2,284,180
                                                    ==========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. During the year ended October 31, 2006, the Fund utilized $87,994 of capital loss carryforwards to offset capital gains.

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, held by the Fund at October 31, 2006, were as follows:

    FEDERAL             APPRECIATED          DEPRECIATED        NET UNREALIZED
   TAX COST             SECURITIES            SECURITIES         APPRECIATION
------------           --------------       --------------     ----------------
 $19,142,108             $2,172,942            $(168,729)         $2,004,213

8. OTHER:

At October 31, 2006, 35% of total shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                                OCTOBER 31, 2006
--------------------------------------------------------------------------------

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As of October 31, 2006, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September  2006,  FASB issued  STATEMENT ON  FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                                OCTOBER 31, 2006
--------------------------------------------------------------------------------

10. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED):

The Board has selected Ernst & Young LLP (E&Y) to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, neither the Trust, its portfolios, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of RegulationS-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's former independent registered public accounting firm, KPMG LLP. The dismissal of KPMG LLP, effective upon its completion of its audits for the fiscal year ended October 31, 2005, and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG LLP's reports on the Fund's financial statements for the fiscal years ended October 31, 2005 and October 31, 2004, contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees of
Haverford Quality Growth Stock Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Haverford Quality Growth Stock Fund (one of the funds constituting The Advisors'Inner Circle Fund (the "Trust")) as of October 31, 2006, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2005 and the financial highlights for the year then ended and for the period from June 30, 2004 (inception) through October 31, 2004 were audited by other auditors, whose report dated December 22, 2005, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Haverford Quality Growth Stock Fund of The Advisors' Inner Circle Fund at October 31, 2006, and the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                /s/ Ernst & Young LLP
Philadelphia, Pennsylvania
December 20, 2006
                                       16

                       This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes --NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                               BEGINNING          ENDING          ANNUALIZED        EXPENSES
                                ACCOUNT          ACCOUNT         EXPENSE RATIO        PAID
                                 VALUE            VALUE             FOR THE        DURING THE
                                05/01/06        10/31/06            PERIOD           PERIOD*
---------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN             $1,000.00       $1,069.90              1.00%          $5.22
HYPOTHETICAL 5% RETURN          1,000.00        1,020.16              1.00            5.09
---------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------
Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the




                                                           TERM OF
                                     POSITION(S)         OFFICE AND
   NAME, ADDRESS,                    HELD WITH            LENGTH OF
      AGE 1                          THE TRUST          TIME SERVED 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
--------------
ROBERT A. NESHER                      Chairman           (Since 1991)
60 yrs. old                         of the Board
                                     of Trustees




--------------------------------------------------------------------------------





1 Unless  otherwise  noted,  the  business  address  of each  Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-301-7212. The following chart lists Trustees and Officers as of November 15, 2006.


                                                        NUMBER OF
                                                        PORTFOLIOS
                                                     IN THE ADVISORS'
                                                    INNER CIRCLE FUND
     PRINCIPAL OCCUPATION(S)                         OVERSEEN BY BOARD                OTHER DIRECTORSHIPS
       DURING PAST 5 YEARS                                MEMBER                     HELD BY BOARD MEMBER 3
--------------------------------------------------------------------------------------------------------------------------
SEI employee 1974-present. Currently                        36               Trustee of The Advisors' Inner
performs various services on behalf                                          Circle Fund II, Bishop Street Funds,
of SEI Investments for which                                                 SEI Asset Allocation Trust, SEI
Mr. Nesher is compensated. Executive                                         Daily Income Trust, SEI Index Funds.
Vice President of SEI Investments,                                           SEI Institutional International Trust,
1986-1994. Director and Executive                                            SEI Institutional Investments Trust,
Vice President of the Administrator                                          SEI Institutional Managed Trust,
and the Distributor, 1981-1994.                                              SEI Liquid Asset Trust, SEI Tax
                                                                             Exempt Trust, SEI Opportunity Master
                                                                             Fund, L.P., SEI Opportunity Fund, L.P.,
                                                                             SEI Global Master Fund, PLC, SEI
                                                                             Global Assets Fund, PLC, SEI Global
                                                                             Investments Fund, PLC, SEI Investments
                                                                             Global, Limited, SEI Investments Global
                                                                             Fund Services Limited, SEI Investments
                                                                             (Europe) Ltd., SEI Investments-Unit Trust
                                                                             Management (UK) Limited, and SEI
                                                                             Global Nominee Ltd.
--------------------------------------------------------------------------------------------------------------------------



3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   TERM OF
                                   POSITION(S)                    OFFICE AND
  NAME, ADDRESS,                    HELD WITH                     LENGTH OF
        AGE 1                       THE TRUST                   TIME SERVED 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)
-------------------------
WILLIAM M. DORAN                     Trustee                     (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
66 yrs. old





--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
--------------
EUGENE B. PETERS                     Trustee                     (Since 1993)
77 yrs. old




--------------------------------------------------------------------------------
JAMES M. STOREY                      Trustee                     (Since 1994)
75 yrs. old




--------------------------------------------------------------------------------

1 Unless  otherwise  noted,  the  business  address  of each  Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her suc- cessor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------

                                                 NUMBER OF
                                                 PORTFOLIOS
                                               IN THE ADVISORS'
                                              INNER CIRCLE FUND
       PRINCIPAL OCCUPATION(S)                OVERSEEN BY BOARD               OTHER DIRECTORSHIPS
         DURING PAST 5 YEARS                       MEMBER                     HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------
Self Employed Consultant since 2003.                 36              Director of SEI Investments Company
Partner, Morgan, Lewis & Bockius LLP                                 and SEI Investments Distribution Co.,
(law firm) from 1976-2003, counsel to                                SEI Investments-Global Fund Services,
the Trust, SEI Investments, the                                      Limited, SEI Investments Global
Administrator and the Distributor.                                   Limited, SEI Investments (Europe),
Director of SEI Investments since 1974;                              Limited, SEI Investments (Asia) Limited,
Secretary of SEI Investments since 1978.                             SEI Asset Korea Co., Ltd. Trustee of
                                                                     The Advisors' Inner Circle Fund II,
                                                                     SEI Investments, Bishop Street Funds,
                                                                     SEI Asset Allocation Trust, SEI Daily
                                                                     Income Trust, SEI Index Funds, SEI
                                                                     Institutional International Trust, SEI
                                                                     Institutional Investments Trust, SEI
                                                                     Institutional Managed Trust, SEI Liquid
                                                                     Asset Trust and SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------

Private investor from 1987 to present.               36              Trustee of The Advisors' Inner Circle
Vice President and Chief Financial                                   Fund and Bishop Street Funds.
officer, Western Company of North
America (petroleum service company),
1980-1986. President of Gene Peters
and Associates (import company),
1978-1980. President and Chief
Executive Officer of Jos. Schlitz
Brewing Company before 1978.
------------------------------------------------------------------------------------------------------------------
Attorney, Solo Practitioner since 1994.              36              Trustee of The Advisors' Inner Circle
Partner, Dechert, September 1987-                                    Fund II, Bishop Street Funds, SEI Asset
December 1993.                                                       Allocation Trust, SEI Daily Income
                                                                     Trust, SEI Index Funds, SEI Institutional
                                                                     International Trust, SEI Institutional
                                                                     Investments Trust, SEI Institutional
                                                                     Managed Trust, SEI Liquid Asset Trust
                                                                     and SEI Tax Exempt Trust, and the U.S.
                                                                     Charitable Gift Trust.
------------------------------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                TERM OF
                                     POSITION(S)               OFFICE AND
  NAME, ADDRESS,                      HELD WITH                LENGTH OF
        AGE 1                        THE TRUST              TIME SERVED 2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
GEORGE J. SULLIVAN, JR.                Trustee                (Since 1999)
64 yrs. old




--------------------------------------------------------------------------------
BETTY L. KRIKORIAN                     Trustee                (Since 2005)
63 yrs. old


--------------------------------------------------------------------------------
CHARLES E. CARLBOM                     Trustee                (Since 2005)
72 yrs. old


--------------------------------------------------------------------------------
MITCHELL A. JOHNSON                    Trustee                (Since 2005)
64 yrs. old




--------------------------------------------------------------------------------

1 Unless  otherwise  noted,  the  business  address  of each  Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her suc- cessor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------

                                                 NUMBER OF
                                                PORTFOLIOS
                                              IN THE ADVISORS'
                                             INNER CIRCLE FUND
      PRINCIPAL OCCUPATION(S)                 OVERSEEN BY BOARD             OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS                        MEMBER                 HELD BY BOARD MEMBER 3
----------------------------------------------------------------------------------------------------------------
Chief Executive Officer, Newfound                    36              Trustee, State Street Navigator
Consultants, Inc. since April 1997.                                  Securities Lending Trust, since 1995.
General Partner, Teton Partners, L.P.,                               Trustee of The Fulcrum Trust. Trustee
June 1991-December 1996; Chief                                       of the Advisors' Inner Circle Fund II,
Financial Officer, Nobel Partners,                                   Bishop Street Funds, SEI Asset
L.P., March 1991-December 1996;                                      Allocation Trust, SEI Daily Income
Treasurer and Clerk, Peak Asset                                      Trust, SEI Index Funds, SEI Institutional
Management. Inc., since 1991.                                        International Trust, SEI Institutional
                                                                     Investments Trust, SEI Institutional
                                                                     Managed Trust, SEI Liquid Asset Trust,
                                                                     SEI Tax Exempt Trust, SEI Opportunity
                                                                     Master Fund, L.P., and SEI Opportunity
                                                                     Fund, L.P.
----------------------------------------------------------------------------------------------------------------
Self-Employed Legal and Financial                    36              Trustee of The Advisors' Inner Circle
Services Consultant since 2003. State                                Fund II and Bishop Street Funds.
Street Bank Global Securities and
Cash Operations from 1995 to 2003.
----------------------------------------------------------------------------------------------------------------
Self-Employed Business Consultant,                   36              Director, Crown Pacific, Inc. Trustee of
Business Project Inc. since 1997.                                    The Advisors' Inner Circle Fund II and
CEO and President, United Grocers                                    Bishop Street Funds.
Inc. from 1997 to 2000.
----------------------------------------------------------------------------------------------------------------
Retired.                                             36              Director, Federal Agricultural Mortgage
                                                                     Corporation. Trustee of The Advisors'
                                                                     Inner Circle Fund II and Bishop Street
                                                                     Funds.
----------------------------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   TERM OF
                                  POSITION(S)                    OFFICE AND
     NAME, ADDRESS,                HELD WITH                      LENGTH OF
         AGE(1)                    THE TRUST                     TIME SERVED
--------------------------------------------------------------------------------
OFFICERS
--------
JAMES F. VOLK, CPA                 President                    (Since 2003)
44 yrs. old




--------------------------------------------------------------------------------
MICHAEL LAWSON                  Controller and                  (Since 2005)
46 yrs. old                 Chief Financial Officer


--------------------------------------------------------------------------------
RUSSELL EMERY                  Chief Compliance                 (Since 2006)
43 yrs. old                         Officer




--------------------------------------------------------------------------------
JAMES NDIAYE                    Vice President                  (Since 2004)
38 yrs. old                      and Secretary




--------------------------------------------------------------------------------
TIMOTHY D. BARTO           Assistant Vice President             (Since 2000)
38 yrs. old                 and Assistant Secretary




--------------------------------------------------------------------------------
SOFIA ROSALA               Assistant Vice President             (Since 2006)
32 yrs. old                 and Assistant Secretary




--------------------------------------------------------------------------------
NICOLE WELCH                      AML Officer                   (Since 2005)
29 yrs. old




--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------

                                                           NUMBER OF
                                                          PORTFOLIOS
                                                       IN THE ADVISORS'
                                                       INNER CIRCLE FUND
         PRINCIPAL OCCUPATION(S)                       OVERSEEN BY BOARD         OTHER DIRECTORSHIPS
           DURING PAST 5 YEARS                              MEMBER              HELD BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------

Senior Operations Officer, SEI Investments,                   N/A                        N/A
Fund Accounting and Administration (1996-
present); Assistant Chief Accountant for the
U.S. Securities and Exchange Commission's
Division of Investment Management
(1993-1996).
---------------------------------------------------------------------------------------------------------
Director, SEI Investments, Fund Accounting                    N/A                        N/A
since July 2005. Manager, SEI Investments
AVP from April 1995 to February 1998 and
November 1998 to July 2005.
---------------------------------------------------------------------------------------------------------
Director of Investment Product Management                     N/A                        N/A
and Development at SEI Investments since
February 2003. Senior Investment Analyst,
Equity team at SEI Investments from March
2000 to February 2003.
---------------------------------------------------------------------------------------------------------
Employed by SEI Investments Company                           N/A                        N/A
since 2004. Vice President, Deusche Asset
Management from 2003-2004. Associate,
Morgan, Lewis & Bockius LLP from 2000-
2003. Counsel, Assistant Vice President,
ING Variable Annuities Group from 1999-2000.
---------------------------------------------------------------------------------------------------------
General Counsel, Vice President and Assistant                 N/A                        N/A
Secretary of SEI Investments Global Funds
Services since 1999; Associate, Dechert
(law firm) from 1997-1999; Associate, Richter,
Miller & Finn (law firm) from 1994-1997.
---------------------------------------------------------------------------------------------------------
Vice President and Assistant Secretary of                     N/A                        N/A
SEI Investments Management Corp. and
SEI Global Funds Services since 2005.
Compliance Officer of SEI Investments from
2001-2004. Account and Product Consultant
SEI Private Trust Company, 1998-2001.
---------------------------------------------------------------------------------------------------------
Assistant Vice President and AML Compliance                   N/A                        N/A
Officer of SEI Investments since January 2005.
Compliance Analyst at TD Waterhouse from
January 2004 to November 2004. Senior
Compliance Analyst at UBS Financial Services
from October 2002 to January 2004. Knowledge
Management Analyst at PricewaterhouseCoopers
Consulting from September 2000 to October 2002.
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------
For shareholders that do not have an October 31, 2006, tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2006, tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2006, the Fund is designating the following items with regard to distributions paid during the year.

                                                              QUALIFYING
       ORDINARY                             DIVIDEND        DIVIDEND INCOME
        INCOME             TOTAL            RECEIVED         (15% TAX RATE
     DISTRIBUTIONS     DISTRIBUTIONS      DEDUCTION (1)       FOR QDI) (2)
     -------------     -------------     --------------     ---------------
        100.00%           100.00%            100.00%            100.00%

(1) DIVIDEND RECEIVED DEDUCTION REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND ARE REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDER FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2006. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED WITH YOUR 2006 FORM 1099-DIV.

                       HAVERFORD QUALITY GROWTH STOCK FUND
                                 P.O. Box 219745
                             Kansas City, MO 64121
                                  866-301-7212

                                    ADVISER:
                      Haverford Investment Management, Inc.
                    Three Radnor Corporate Center, Suite 450
                                Radnor, PA 19087

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                              Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103




This information must be preceded or accompanied by a current prospectus for the
                              Portfolio described.


HIM-AR-001-0300

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:


---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $267,100           $0               $0           $189,520           N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-          $0              $0               $0              $0               $0              $0
          Related
          Fees

---------------------------------------------------------------------------------------------------------------------
(c)       Tax             $0              $0               $0              N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All             $0              $0               $0              N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $261,600           N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-         N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees

---------------------------------------------------------------------------------------------------------------------
(c)       Tax            N/A              N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------

(e)(1)   Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%               0%

               ------------------------------------------------------------
               Tax Fees                          0%               0%
               ------------------------------------------------------------
               All Other Fees                    0%               0%

               ------------------------------------------------------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%              N/A

               ------------------------------------------------------------
               Tax Fees                          0%              N/A
               ------------------------------------------------------------
               All Other Fees                    0%              N/A

               ------------------------------------------------------------
(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2006 and 2005, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and N/A for 2006 and 2005, respectively.


(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1)   Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   The Advisors' Inner Circle Fund

                                               /s/ James F. Volk
By (Signature and Title)*                      ----------------------------
                                               James F. Volk, President
Date:  December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                               /s/ James F. Volk
By (Signature and Title)*                      -----------------------------
                                               James F. Volk, President
Date:  December 29, 2006


                                               /s/ Michael Lawson
By (Signature and Title)*                      ---------------------------------
                                               Michael Lawson, Controller & CFO
Date:  December 29, 2006

* Print the name and title of each signing officer under his or her signature.